    As filed with the Securities and Exchange Commission on September 13, 1999

                                                    REGISTRATION NO. 333-05227
                                                                     811-05846


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4

                      POST-EFFECTIVE AMENDMENT NO. 5 TO

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

                                       AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  AMENDMENT NO. 5                  /X/

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)

                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02481
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

                EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND
                               SENIOR COUNSEL
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     RETIREMENT PRODUCTS AND SERVICES
                             ONE COPLEY PLACE
                         BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          COPIES OF COMMUNICATIONS TO:
                                 JOAN E. BOROS, ESQ.
                  JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                           1025 THOMAS JEFFERSON STREET, N.W.
                                     SUITE 400 EAST
                                 WASHINGTON, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On September 13, 1999 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.


This Amendment to the registration statement on Form N-4 (File
No. 333-05227), which became effective on October 2, 1996 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement for the following annuity products:

             MFS Regatta Classic Variable and Fixed Annuity
             Futurity Focus Annuity

Each of the supplements describes additional variable investment options to be made available under the annuity contracts offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the each of the above-referenced annuity products included in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


      Attached hereto and made a part hereof is a Supplement to the Prospectus dated May 1, 1999 (incorporated herein by reference from Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-05227) filed April 28, 1999) for each of the following:

         MFS Regatta Classic Variable and Fixed Annuity
         Futurity Focus Annuity

                       SUPPLEMENT DATED SEPTEMBER 13, 1999

                                       TO

                            PROFILE DATED MAY 1, 1999
                                       AND
                          PROSPECTUS DATED MAY 1, 1999

                                       FOR

                               MFS REGATTA CLASSIC
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective November 1, 1999, with the addition of a new Series -- the Strategic Growth Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 26 variable investment options available under the MFS Regatta Classic Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Strategic Growth Series and any other Series of the Series Fund. The Strategic Growth Series and the other Series of the Series Fund are described in the Series Fund prospectus, as supplemented.

      As a result of the addition of the Strategic Growth Series, the Profile dated May 1, 1999 (the "Profile") and the Prospectus dated May 1, 1999 (the Prospectus") are hereby amended and supplemented as follows:

      1. The third paragraph of Section 1, The MFS Regatta Classic Annuity, of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 26 variable investment options and a range of fixed options."

      2. The list of the available investment options appearing in Section 4, Allocation Options, of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Strategic Growth Series.

      3. The summary expense chart appearing in Section 5, Expenses, of the Profile is hereby supplemented as follows:

                                                                                                    EXAMPLES:
                                        TOTAL ANNUAL        TOTAL ANNUAL      TOTAL              TOTAL EXPENSES
                                         INSURANCE             SERIES         ANNUAL                 AT END
SUB-ACCOUNT                               CHARGES             EXPENSES       EXPENSES        1 YEAR         10 YEARS
-----------                               -------             --------       --------        ------         --------
Strategic Growth Series                     1.25%               1.03%          2.28%           $33            $262
                                      (1.15% + 0.10%)

      4. The "Series Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are hereby supplemented as follows:

                                                              OTHER                  TOTAL FUND
                                      MANAGEMENT           EXPENSES (2)               EXPENSES
                                         FEES         (AFTER REIMBURSEMENT)     (AFTER REIMBURSEMENT)
                                    --------------   -----------------------   -----------------------
Strategic Growth Series (4)              0.75%                0.28%                    1.03%

            (4) MFS has contractually agreed to bear the Series' expenses such that "Other Expenses" will not exceed 0.25% annually. This contractual arrangement will remain in effect until at least May 1, 2000, absent an earlier modification by the Series Fund's Board of Trustees.

                  Additionally, the Series has an expenses offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The Series' expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the Series. If these expense reductions had been taken into account, "Total Fund Expenses" for the Series would be 1.00%.

      4. The "Examples" presented on page 6 of the Prospectus are supplemented as follows:

            If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                           ------        -------        -------       --------
Strategic Growth Series                     $33            $71            $122           $262

            If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                           ------        -------        -------       --------
Strategic Growth Series                     $23            $71            $122           $262

      5. The "Variable Account Options: The MFS/Sun Life Series Trust" section beginning on page 8 of the Prospectus, is supplemented as follows:

              "STRATEGIC GROWTH SERIES will seek capital appreciation."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF MFS REGATTA CLASSIC VARIABLE AND FIXED ANNUITY, DATED MAY 1, 1999, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



CLASSICSUPP-1 9/99

                      SUPPLEMENT DATED SEPTEMBER 13, 1999
                                       TO
                           PROFILE DATED MAY 1, 1999
                                      AND
                          PROSPECTUS DATED MAY 1, 1999
                                      FOR
                                 FUTURITY FOCUS
             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective September 13, 1999, with the addition of three new Funds -- the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund (each, a "Fund") -- to the Sun Capital Advisers Trust, you may allocate your money among 39 variable investment options available under the Futurity Focus Annuity. Market conditions will determine the value of an investment in any of the new Funds and in any other Fund. The Funds are described in the current Fund prospectuses.

      As a result of the addition of the new Funds, the Profile dated May 1, 1999 (the "Profile") and the Prospectus dated May 1, 1999 (the "Prospectus") for the Futurity Focus Annuity are hereby amended and supplemented as follows:

1. The third paragraph of Section 1, The Futurity Focus Annuity, of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 39 variable investment options and a range of fixed options."

2. The list of the available investment options under Sun Capital Advisers Trust appearing in Section 4, Allocation Options, of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund.

3. The summary expense chart appearing in Section 5, Expenses, of the Profile is hereby supplemented as follows:

                                                                                                        EXAMPLES:
                                                                                                      TOTAL EXPENSES
                                                   TOTAL ANNUAL      TOTAL ANNUAL      TOTAL              AT END
                                                    INSURANCE           SERIES        ANNUAL     ------------------------
SUB-ACCOUNT                                          CHARGES           EXPENSES      EXPENSES      1 YEAR      10 YEARS
---------------------------------------------  --------------------  -------------  -----------  -----------  -----------
Sun Capital Blue Chip Mid Cap Fund                    1.25%                1.00%         2.25%    $      33    $     258
                                                 (1.15% + 0.10%)
Sun Capital Investors Foundation Fund                 1.25%                0.90%         2.15%    $      32    $     248
                                                 (1.15% + 0.10%)
Sun Capital Select Equity Fund                        1.25%                0.90%         2.15%    $      32    $     248
                                                 (1.15% + 0.10%)

4. The "Underlying Fund Annual Expenses" table on page 5 of the Prospectus is hereby supplemented as follows:

                                                                                                     TOTAL FUND
                                                           MANAGEMENT              OTHER               ANNUAL
                                                           FEES (AFTER        EXPENSES (AFTER      EXPENSES (AFTER
                                                        REIMBURSEMENT)(2)    REIMBURSEMENT)(2)    REIMBURSEMENT)(2)
                                                       -------------------  -------------------  -------------------
Sun Capital Blue Chip Mid Cap Fund(3)(7)(8)                     0.80%                0.20%                1.00%
Sun Capital Investors Foundation Fund(3)(7)(8)                  0.75%                0.15%                0.90%
Sun Capital Select Equity Fund(3)(7)(8)                         0.75%                0.15%                0.90%

    Additionally, Footnote 2 to the "Underlying Fund Annual Expenses" table on page 6 of the Prospectus is deleted in its entirety and replaced by the following:

"(2) For all Funds except the Sun Capital Blue Chip Mid Cap Fund, the Sun
    Capital Investors Foundation Fund and the Sun Capital Select Equity Fund, the "Management Fees," "Other Expenses" and "Total Fund Annual Expenses," are based on actual expenses for the fiscal year ended December 31, 1998, net of any applicable expense reimbursement waiver. Expense figures shown for the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund and the Sun Capital Select Equity Fund are estimates for 1999, based on the applicable expense reimbursement waiver; no actual expenses are shown because these Funds will commence operations in September 1999."

    Additionally, Footnote 3 to the "Underlying Fund Annual Expenses" table on page 6 of the Prospectus is deleted in its entirety and replaced by the following:

"(3) The investment advisers for the indicated Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses;" and "Total Fund Annual Expenses" for the year ended December 31, 1998 were: 0.70%, 2.17%, and 2.87% for the Goldman Sachs VIT CORE Large Cap Growth Fund; 0.75%, 3.17%, and 3.92% for the Goldman Sachs VIT CORE Small Cap Equity Fund; 0.70%, 2.13%, and 2.83% for the Goldman Sachs VIT CORE U.S. Equity Fund; 0.75%, 1.94%, and 2.69% for the Goldman Sachs VIT Growth and Income Fund; 1.00%, 1.97%, and 2.97% for the Goldman Sachs VIT International Equity Fund; 0.60%, 3.50%, and 4.10% for the Sun Capital Investment Grade Bond Fund; 0.50%, 11.79%, and 12.29% for the Sun Capital Money Market Fund; 0.95%, 6.49%, and 7.44% for the Sun Capital Real Estate Fund; 1.25%, 6.96%, and 8.21 % for the Warburg Pincus Emerging Markets Portfolio; and 1.25%, 0.45%, and 1.70% for the Warburg Pincus Post-Venture Capital Portfolio. Estimated total operating expenses (annualized, before expense limitations) for the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund and the Sun Capital Select Equity Fund for the year ending December 31, 1999 are 5.85%, 5.80% and 5.80%, respectively. Fee waivers and expense reimbursements for the Warburg Pincus Emerging Markets Portfolio and the Warburg Pincus Post-Venture Capital Portfolio and the Goldman Sachs Funds may be discontinued at any time. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after September 1, 2000."

    Additionally, the Footnotes to the "Underlying Fund Annual Expenses" table on page 6 of the Prospectus are supplemented by the following:

"(8) The management fee for each of the Sun Capital Blue Chip Mid Cap Fund, the
    Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund decreases to 0.75%, 0.70% and 0.70%, respectively, as the assets of such Fund exceed $300 million."

5. The "Examples" presented on page 7 of the Prospectus are supplemented as follows:

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
Sun Capital Blue Chip Mid Cap Fund                                           $      33    $      70    $     120    $     258
Sun Capital Investors Foundation Fund                                        $      32    $      67    $     115    $     248
Sun Capital Select Equity Fund                                               $      32    $      67    $     115    $     248

      Additionally, the "Examples" presented on page 8 of the Prospectus are supplemented as follows:

      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----------  -----------  -----------  -----------
Sun Capital Blue Chip Mid Cap Fund                                           $      23    $      70    $     120    $     258
Sun Capital Investors Foundation Fund                                        $      22    $      67    $     115    $     248
Sun Capital Select Equity Fund                                               $      22    $      67    $     115    $     248

6. The descriptions of the Funds available under the Sun Capital Advisers Trust contained in the "Variable Account Options: The Funds" section beginning on page 10 of the Prospectus is hereby deleted in its entirety and replaced by the following:

     SUN CAPITAL ADVISERS TRUST (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Wellington Management Company, LLP serves as investment subadviser to Sun Capital Blue Chip Mid Cap Fund, Sun Capital Investors Foundation Fund and Sun Capital Select Equity Fund)

     SUN CAPITAL MONEY MARKET FUND seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities.

     SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high current income consistent with relative stability of principal by investing at least 80% of its assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     SUN CAPITAL INVESTORS FOUNDATION FUND seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SUN CAPITAL SELECT EQUITY FUND seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

     SUN CAPITAL BLUE CHIP MID CAP FUND seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SUN CAPITAL REAL ESTATE FUND primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate investment trusts and other real estate companies.

      THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY FOCUS ANNUITY, DATED MAY 1, 1999, AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS AND THE CURRENT PROSPECTUSES OF THE FUNDS. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

                                     PART B
                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION


    Attached hereto and made a part hereof incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement in Form N-4 (Registration No. 333-05227), filed April 28, 1999, is the Statement of Additional Information dated May 1, 1999 for each of the following:

         MFS Regatta Classic Variable and Fixed Annuity
         Futurity Focus Annuity

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (Registration No. 333-05227), filed April 28, 1999:

Included in Part A:

A.    Condensed Financial Information -- Accumulation Unit Values

B.    Financial Statements of the Depositor:

      1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1998 and 1997;

      2. Statutory Statement of Operations, Year Ended December 31, 1998; 1997 and 1996;

      3. Statutory Statement of Changes in Capital Stock and Surplus, Years Ended December 31, 1998, 1997 and 1996;

      4. Statutory Statement of Cash Flow, Years Ended December 31, 1998, 1997 and 1996;

      5. Notes to Statutory Statements; and

      6. Independent Auditors' Report.

Included in Part B:

A.   Financial Statements of the Registrant:

      1.  Statement of Condition, December 31, 1998;

      2.  Statement of Operations, Year Ended December 31, 1998;

      3. Statements of Changes in Net Assets, Years Ended December 31, 1998 and December 31, 1997;

      4.  Notes to Financial Statements; and

      5.  Independent Auditors' Report.

          (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

          (1) Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant*;


          (2)       Not Applicable;


          (3)(a) Form of Marketing Services Agreement between the depositor, Sun Life of Canada (U.S.) Distributors, Inc., and Clarendon Insurance Agency, Inc.**;


             (b)(i)       Specimen Sales Operations and General Agent
                          Agreement**;


             (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement**; and


             (b)(iii)     Specimen General Agent Agreement**;


          (4)(a) Form of Flexible Payment Deferred Combination Variable and Fixed Group Annuity Contract***;


             (b) Form of Certificate to be issued in connection with the Contract filed as Exhibit 4(a)***;


             (c) Form of Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract***;


          (5)(a) Form of Application to be used with the Certificate filed as Exhibit 4(b) and the Contract filed as
                          Exhibit 4(c)***;


          (6) Certificate of Incorporation and By-laws of the Depositor*;


          (7)             Not Applicable;

          (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated.*****

             (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor.*****

                (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i).*****

                (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                          Exhibit 8(b)(i).*****

             (c) Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II.*****

             (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company.*****

             (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors.*****

             (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and
                           Counsellors Securities, Inc.*****

     (9)  Previously filed

     (10)      (a)  Consent of Deloitte & Touche, LLP******,

               (b)  Representation of Counsel pursuant to Rule 485(b)******;

      (11)     Financial Statement Schedules I and VI****;

      (12)     Not Applicable;

      (13)     Schedule for computation of performance quotations***;

      (14)     Not Applicable;


      (15) Power of Attorney for Gregory W. Gee (In addition to Powers of Attorney for Directors Stewart, Horn, Bailey, Crum, MacNaughton and Raboy, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05227, filed on April 28,
               1999)******;

      (16)     Organizational Chart of Sun Life Assurance Company of Canada.


      * Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997.

     ** Incorporated by reference to Pre-effective Amendment No. 1 to the
        Registration Statement of the Registrant on Form N-4,
        File No. 333-37907, filed on January 16, 1998.

    *** Incorporated by reference to Post-Effective Amendment No. 2 to the
        Registration Statement of the Registrant on Form N-4,
        File No. 333-05227, filed on April 10, 1998.

   **** Incorporated by reference to the Annual Report of Depositor on Form 10-K, filed on March 31, 1999.

  ***** Incorporated by reference to Post-Effective Amendment No. 13 to the
        Registration Statement of the Registrant on Form N-4, File
        No. 33-41628, filed April 23, 1999.

 ****** Filed herewith.


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                     Positions and Offices
Business Address                       with Depositor
------------------                     ----------------------

Donald A. Stewart                      Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

C. James Prieur                        President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481

Gregory W. Gee                         Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

David D. Horn                          Director
Strong Road
New Vineyard, ME 04956


Richard B. Bailey                      Director
63 Atlantic Avenue
Boston, MA  02110

Name and Principal                     Positions and Offices
Business Address                       with Depositor
------------------                     ---------------------

M. Colyer Crum                         Director
104 Westcliff Road
Weston, MA  02493


Angus A. MacNaughton                   Director
c/o Genstar Investment Corporation
555 California Street, Suite 4850
San Francisco, CA 94104


S. Caesar Raboy                        Director
220 Boylston Street
Boston, MA 02110

James A. McNulty, III                  Senior Vice President
One Sun Life Executive Park            and General Manager and Director
Wellesley Hills, MA  02481

Robert P. Vrolyk                       Vice President, Finance, Actuary and
One Sun Life Executive Park            Treasurer
Wellesley Hills, MA  02481

James M.A. Anderson                    Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02481

Robert K. Leach                        Vice President, Finance and Product
One Copley Place
Boston, MA 02116

Edward J. Ronan                        Vice President, Retirement Products
One Copley Place                       and Services
Boston, MA 02116

Peter F. Demuth                        Vice President and Chief Counsel
One Sun Life Executive Park            and Assistant Secretary
Wellesley Hills, MA  02481

Ellen B. King                          Counsel, Litigation and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned Subsidiary of Sun Life Assurance Company of Canada- U.S.
Operation Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun
Life Assurance Company of Canada.


     The organizational chart of Sun Life Assurance Company of Canada is included as Exhibit 16 hereto.

     None of the companies listed in Exhibit 16 hereto is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS:

      As of August 31, 1999 there were 344 qualified and 1,127 non-qualified Contracts issued by the Registrant.

Item 28.  INDEMNIFICATION

      Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

      (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of the Depositor, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H, and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                    Positions and Offices
Business Address*                        with Underwriter
------------------                    ---------------------
Anne M. Georges..................     President and Director
Robert P. Vrolyk.................     Treasurer and Director
James M.A. Anderson .............          Director
S. Caesar Raboy..................          Director
C. James Prieur..................          Director
Donald E. Kaufman................       Vice President
Cynthia M. Orcutt................        Vice President
Laurie Lennox....................        Vice President
Roy P. Creedon...................          Secretary
Maura A. Murphy..................     Assistant Secretary
Peter Marion.....................         Tax Officer

------------------

 * The principal business address of all directors and officers of the principal underwriter except Ms. Georges, Ms. Lennox and Mr. Raboy is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Georges and Ms. Lennox is One Copley Place, Boston, Massachusetts 02116. The principal business address of Mr. Raboy is 220 Boylston Street, Boston, Massachusetts 02110.

      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Retirement Products and Services Division at One Copley Place, Boston, Massachusetts 02116, at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116 or at the offices of Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

      Not Applicable.

Item 32.  UNDERTAKINGS

      Representation with respect to Section 26(e) of the Investment Company Act of 1940.

      Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

      The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 13th day of September, 1999.


                                        SUN LIFE OF CANADA (U.S.)
                                         VARIABLE ACCOUNT F

                                        (Registrant)


                                        SUN LIFE ASSURANCE COMPANY OF
                                        CANADA (U.S.)

                                        (Depositor)



                                        By:   /s/ C. JAMES PRIEUR
                                              ---------------------
                                                  C. James Prieur
                                                  President

Attest:   /s/ EDWARD M. SHEA
          -----------------------
             Edward M. Shea
             Assistant Vice President and Senior Counsel


      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

    Signature                     Title                      Date
    ----------                     -----                     ----

    /s/ C. JAMES PRIEUR          President and            September 13, 1999
--------------------------          Director
        C. James Prieur     (Principal Executive Officer)


                               Vice President, Finance,
    /s/  ROBERT P. VROLYK          Actuary and Treasurer
--------------------------     (Principal Financial       September 13, 1999
         Robert P. Vrolyk       and Accounting
                                    Officer)

    Signatures                          Title                  Date
    ----------                          -----                  ----

*   /s/ DONALD A. STEWART              Chairman and       September 13, 1999
-------------------------------          Director
        Donald A. Stewart

*   /s/ M. COLYER CRUM                  Director          September 13, 1999
-------------------------------
        M. Colyer Crum

**  /s/ GREGORY W. GEE                  Director          September 13, 1999
-------------------------------
        Gregory W. Gee

*   /s/ DAVID D. HORN                   Director          September 13, 1999
-------------------------------
        David D. Horn

*   /s/ ANGUS A. MacNAUGHTON            Director          September 13, 1999
-------------------------------
        Angus A. MacNaughton

    /s/ JAMES A. MCNULTY, III     Senior Vice President   September 13, 1999
-------------------------------    and General Manager
        James A. McNulty, III         and Director

*   /s/ S. CAESAR RABOY
-------------------------------         Director          September 13, 1999
        S. Caesar Raboy

---------------------------


* By Edward M. Shea pursuant to Power of Attorney filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05227.


** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15 hereto.